Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 51,538,071	$ 1,835,401	$ 60,130,875
Financial assets at fair value through profit or loss - current	4,342,605	154,651	4,127,566
Contract assets - current	4,782,904	170,331	5,897,316
Trade receivables, net	91,833,989	3,270,441	78,948,473
Other receivables	3,693,936	131,551	1,293,819
Current tax assets	702,820	25,029	553,092
Inventories	48,516,459	1,727,794	33,883,750
Inventories related to real estate business	13,471,645	479,760	11,416,726
Other financial assets - current	551,655	19,646	765,834
Other current assets	4,578,783	163,062	4,983,667
Total current assets	224,012,867	7,977,666	202,001,118
NON-CURRENT ASSETS
Financial assets at fair value through profit or loss - non-current	1,793,188	63,860	1,161,430
Financial assets at fair value through other comprehensive income - non-current	1,741,134	62,006	1,770,775
Investments accounted for using the equity method	12,806,673	456,078	12,085,207
Property, plant and equipment	233,207,324	8,305,104	232,093,327
Right-of-use assets	8,620,612	307,002	9,792,221
Investment properties	12,538,083	446,513	12,854,071
Goodwill	54,777,439	1,950,764	50,198,436
Other intangible assets	26,808,668	954,725	29,024,392
Deferred tax assets	5,477,373	195,063	4,707,704
Other financial assets - non-current	530,345	18,887	559,493
Other non-current assets	1,263,188	44,985	975,532
Total non-current assets	359,564,027	12,804,987	355,222,588
Total assets	583,576,894	20,782,653	557,223,706
CURRENT LIABILITIES
Short-term borrowings	31,290,839	1,114,346	37,339,028
Financial liabilities at fair value through profit or loss - current	1,537,208	54,744	973,571
Financial liabilities for hedging - current	5,277,325	187,939	3,233,301
Trade payables	73,268,234	2,609,268	56,065,639
Other payables	39,415,623	1,403,690	39,181,690
Current tax liabilities	6,514,502	231,998	4,858,578
Lease liabilities - current	774,444	27,580	632,802
Current portion of bonds payable	6,999,951	249,286	250,000
Current portion of long-term borrowings	2,250,121	80,133	5,112,768
Other current liabilities	7,264,084	258,692	6,652,925
Total current liabilities	174,592,331	6,217,676	154,300,302
NON-CURRENT LIABILITIES
Financial liabilities for hedging - non-current	5,910,919	210,503
Bonds payable	49,253,603	1,754,046	36,272,155
Long-term borrowings	102,259,378	3,641,716	135,965,830
Deferred tax liabilities	6,551,233	233,306	5,772,237
Lease liabilities - non-current	5,101,386	181,673	5,176,123
Net defined benefit liabilities	6,466,794	230,299	5,254,401
Other non-current liabilities	1,710,090	60,900	1,680,346
Total non-current liabilities	177,253,403	6,312,443	190,121,092
Total liabilities	351,845,734	12,530,119	344,421,394
Share capital
Ordinary shares	43,385,311	1,545,061	43,254,026
Shares subscribed in advance	130,609	4,651	51,261
Total share capital	43,515,920	1,549,712	43,305,287
Capital surplus	139,767,550	4,977,477	138,910,363
Retained earnings
Legal reserve	3,901,384	138,938	2,203,895
Special reserve	10,847,697	386,314	6,902,782
Unappropriated earnings	30,084,965	1,071,402	21,029,962
Total retained earnings	44,834,046	1,596,654	30,136,639
Other equity	(10,043,302)	(357,667)	(10,965,782)
Treasury shares	(1,959,107)	(69,769)	(1,959,107)
Equity attributable to owners of the Company	216,115,107	7,696,407	199,427,400
NON-CONTROLLING INTERESTS	15,616,053	556,127	13,374,912
Total equity	231,731,160	8,252,534	212,802,312
TOTAL	$ 583,576,894	$ 20,782,653	$ 557,223,706